Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 12 – Fair Value Measurements

The Company complies with the provisions of FASB ASC No. 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value and in disclosing fair value measurements at the measurement date. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements required under other accounting pronouncements. FASB ASC No. 820-10-35, Fair Value Measurements and Disclosures- Subsequent Measurement (“ASC 820-10-35”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10-35-3 also requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model.

The following table shows the change in the fair value of the derivative liabilities on all outstanding convertible debt at September 30, 2021 and 2020:

Description	September 30, 2021	June 30, 2020
Purchase price of the convertible debenture - net of discount	$-	$442,300
Valuation reduction during the period	-	(53,119)
Balance of derivative liability net of discount on the notes (See Consolidated Balance sheet liabilities)	$-	$389,181

Derivative calculations and presentations on the Statement of Operations
Loss on note issuance	$-	$-
Change in Derivative (Gain) Loss	-	(290,137)
Derivative Finance fees	(49,623)	-
Gain (loss) on extinguishment of debt	-	-
Derivative expense charged to operations in 2021 and 2020 (See Consolidated Statement of Operations)	$(49,623)	$(290,137)

Note 12 – Fair Value Measurements

The Company complies with the provisions of FASB ASC No. 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value and in disclosing fair value measurements at the measurement date. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements required under other accounting pronouncements. FASB ASC No. 820-10-35, Fair Value Measurements and Disclosures- Subsequent Measurement (“ASC 820-10-35”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10-35-3 also requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model.

The following table shows the change in the fair value of the derivative liabilities on all outstanding convertible debt at December 31, 2020 and at December 31, 2019:

Description	December 31, 2020	December 31, 2019
Purchase price of the convertible debenture - net of discount	$0		$442,300
Valuation reduction during the period	-		(344,326)
Balance of derivative liability net of discount on the notes (See Consolidated Balance sheet liabilities)	$0		$97,974

Derivative calculations and presentations on the Statement of Operations
Loss on note issuance	$-		$-
Change in Derivative (Gain) Loss	(13,629)		(48,453)
Derivative Finance fees	(3,209)		(318,972)
Gain (loss) on extinguishment of debt	-		(244,712)
Derivative expense charged to operations in 2020 and 2019 (See Consolidated Statement of Operations)	$(16,838)	$	(612,137)